Income (Loss) before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Income Before Income Taxes [Line Items]
Non - PRC	$ (2,381)	$ (1,757)	$ (2,003)
PRC	32,828	29,218	19,364
Income before income taxes	$ 30,447	$ 27,461	$ 17,361